GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 29, 2013
Successor [Member] | Parent Company (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiary issuer	$ 15,000
Guarantor Subsidiaries | Interline New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary Percentage Ownership	100.00%